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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Pacific/Asia Fund

December 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
AUSTRALIA 11.8%
Amcor Ltd.	252,042	$2,130,195
Australia and New Zealand Banking Group Ltd.	249,299	6,565,662
BHP Billiton Ltd.	147,047	5,740,777
Commonwealth Bank of Australia	59,199	3,855,418
Iluka Resources Ltd.	68,080	657,923
Monadelphous Group Ltd.	115,317	2,968,878
National Australia Bank Ltd.	47,881	1,259,418
Sydney Airport	604,001	2,127,623
Telstra Corp., Ltd.	911,588	4,153,858
Wesfarmers Ltd.	38,043	1,467,742
Westpac Banking Corp.	151,259	4,144,464
Total		35,071,958
CHINA 12.5%
China Communications Construction Co., Ltd., Class H	3,337,000	3,285,826
China Mobile Ltd., ADR	108,983	6,399,482
China Petroleum & Chemical Corp., Class H	1,582,000	1,821,316
China Shenhua Energy Co., Ltd., Class H	362,500	1,623,753
China Telecom Corp., Ltd., Class H	1,228,000	694,367
China Vanke Co., Ltd., Class B	1,234,383	2,137,239
CNOOC Ltd.	1,933,000	4,258,424
Guangdong Investment Ltd.	3,750,000	2,970,102
Industrial & Commercial Bank of China Ltd., Class H	8,210,100	5,925,860
PetroChina Co., Ltd., Class H	3,240,000	4,674,241
Tencent Holdings Ltd.	24,200	793,680
Zhuzhou CSR Times Electric Co., Ltd., Class H	686,000	2,603,596
Total		37,187,886
HONG KONG 6.4%
Cheung Kong Holdings Ltd.	112,000	1,742,654
Hongkong Land Holdings Ltd.	303,000	2,140,048
Jardine Matheson Holdings Ltd.	34,279	2,138,901
Link REIT (The)	514,000	2,574,167
Sands China Ltd.	545,200	2,437,406
Television Broadcasts Ltd.	420,000	3,157,891
Wharf Holdings Ltd.	331,000	2,637,978
Wynn Macau Ltd. (a)	818,800	2,254,713
Total		19,083,758
INDIA 4.0%
Cairn India Ltd.	439,710	2,580,793
HDFC Bank Ltd., ADR	74,464	3,032,174
ICICI Bank Ltd., ADR	41,576	1,813,129

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
ITC Ltd.	265,108	$1,396,018
Tata Motors Ltd.	347,388	1,996,799
Titan Industries Ltd.	218,992	1,147,853
Total		11,966,766
INDONESIA 3.2%
PT Bank Rakyat Indonesia Persero Tbk	2,295,000	1,664,458
PT Indocement Tunggal Prakarsa Tbk	1,074,000	2,508,912
PT Indofood Sukses Makmur Tbk	2,219,500	1,350,130
PT Media Nusantara Citra Tbk	4,639,000	1,205,273
PT Perusahaan Gas Negara Persero Tbk	5,507,000	2,636,988
Total		9,365,761
JAPAN 29.9%
Aisin Seiki Co., Ltd.	30,000	936,814
Arnest One Corp.	224,000	3,669,323
Astellas Pharma, Inc.	31,200	1,402,802
Canon, Inc.	96,900	3,755,820
Chiyoda Co., Ltd.	49,700	1,243,980
Daiichikosho Co., Ltd.	115,000	2,666,763
FANUC CORP.	22,200	4,130,301
Fuji Heavy Industries Ltd.	359,000	4,527,105
Hino Motors Ltd.	213,000	1,925,267
Hitachi Ltd.	893,000	5,254,866
Hoshizaki Electric Co., Ltd.	24,900	662,075
ITOCHU Corp.	480,600	5,079,510
Japan Tobacco, Inc.	181,400	5,124,437
Kinki Sharyo Co., Ltd.	364,000	1,223,811
Lawson, Inc.	43,700	2,964,395
Maeda Road Construction Co., Ltd.	57,000	870,880
Mitsubishi Estate Co., Ltd.	138,000	3,303,817
Mitsubishi UFJ Financial Group, Inc.	1,079,200	5,839,674
Mitsui & Co., Ltd.	166,500	2,495,646
Nippon Telegraph & Telephone Corp.	35,100	1,477,814
Nitto Denko Corp.	90,600	4,461,928
ORIX Corp.	47,710	5,389,252
Shin-Etsu Chemical Co., Ltd.	24,400	1,489,133
SoftBank Corp.	42,900	1,571,909
Sumitomo Mitsui Financial Group, Inc.	189,600	6,890,409
Takeda Pharmaceutical Co., Ltd.	45,300	2,024,684
Totetsu Kogyo Co., Ltd	62,900	861,728
Toyota Motor Corp.	163,500	7,634,820
Total		88,878,963
PHILIPPINES 4.4%
Aboitiz Power Corp.	3,737,200	3,365,474

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
Ayala Land, Inc.	2,027,600	$1,310,583
Energy Development Corp.	9,910,000	1,633,274
GT Capital Holdings, Inc.	173,800	2,627,715
International Container Terminal Services, Inc.	591,920	1,069,357
Metropolitan Bank & Trust	308,740	768,681
Security Bank Corp.	623,440	2,374,286
Total		13,149,370
SINGAPORE 8.0%
CapitaCommercial Trust	1,112,000	1,543,146
DBS Group Holdings Ltd.	332,000	4,075,804
Hutchison Port Holdings Trust	4,667,000	3,735,322
Keppel Corp., Ltd.	381,000	3,479,126
Mapletree Industrial Trust	854,000	953,568
Mapletree Logistics Trust	1,803,000	1,696,879
Singapore Technologies Engineering Ltd.	1,088,000	3,433,952
Venture Corp., Ltd.	298,000	1,975,813
Wing Tai Holdings Ltd.	1,802,000	2,768,934
Total		23,662,544
SOUTH KOREA 5.5%
Hyundai Motor Co.	20,048	4,132,779
Samsung Electronics Co., Ltd.	8,480	12,184,063
Total		16,316,842
TAIWAN 7.4%
Airtac International Group	113,000	658,529
Asustek Computer, Inc.	211,000	2,389,444

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
CTCI Corp.	1,320,000	$2,622,406
Far EasTone Telecommunications Co., Ltd.	949,000	2,423,156
Gigabyte Technology Co., Ltd.	2,604,000	2,339,739
Hon Hai Precision Industry Co., Ltd.	872,000	2,699,119
HTC Corp.	123,000	1,284,783
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	431,866	7,410,821
Total		21,827,997
THAILAND 5.1%
Advanced Information Service PCL, Foreign Registered Shares	415,500	2,857,727
Bangkok Bank PCL, Foreign Registered Shares	549,800	3,771,934
Bangkok Expressway PCL, Foreign Registered Shares	2,596,500	2,957,497
BEC World PCL, Foreign Registered Shares	604,700	1,409,416
PTT PCL, Foreign Registered Shares	302,330	3,305,171
Siam Cement PCL, Foreign Registered Shares	61,600	943,391
Total		15,245,136
UNITED KINGDOM 1.1%
HSBC Holdings PLC, ADR	59,630	3,164,564
Total Common Stocks (Cost: $246,558,927)		$294,921,545
Total Investments
(Cost: $246,558,927) (b)(c)		$294,921,545(d)
Other Assets & Liabilities, Net		1,943,358
Net Assets		$296,864,903

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at December 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	January 23, 2013	1,820,000	2,918,039	—	(38,290)
		(GBP)	(USD)
Morgan Stanley	January 23, 2013	50,745,730,000	5,261,187	8,801	—
		(IDR)	(USD)
Morgan Stanley	January 23, 2013	296,877,000	7,269,270	34,101	—
		(PHP)	(USD)
Morgan Stanley	January 23, 2013	36,318,000	884,403	—	(701)
		(PHP)	(USD)
Morgan Stanley	January 23, 2013	7,170,000	5,875,049	5,746	—
		(SGD)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	January 23, 2013	295,962,000	9,606,817	—	(56,520)
		(THB)	(USD)
Morgan Stanley	January 23, 2013	59,574,000	2,055,662	4,028	—
		(TWD)	(USD)
Morgan Stanley	January 23, 2013	11,037,011	10,612,000	—	(34,382)
		(USD)	(AUD)
Morgan Stanley	January 23, 2013	2,069,990	1,997,000	519	—
		(USD)	(AUD)
Morgan Stanley	January 23, 2013	884,450	48,926,000	4,704	—
		(USD)	(INR)
Morgan Stanley	January 23, 2013	5,132,799	425,225,000	—	(223,727)
		(USD)	(JPY)
Morgan Stanley	January 23, 2013	13,166,282	14,274,225,000	148,715	—
		(USD)	(KRW)
Morgan Stanley	January 23, 2013	6,412,661	19,591,000	—	(15,662)
		(USD)	(MYR)
Morgan Stanley	January 23, 2013	3,497,034	4,260,000	18,716	—
		(USD)	(NZD)
Total				225,330	(369,282)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

At December 31, 2012, the cost of securities for federal income tax purposes was approximately $246,559,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$50,037,000
Unrealized Depreciation	(1,674,000)
Net Unrealized Appreciation	$48,363,000

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,410,266	89,762,291	(91,172,557)	—	3,181	—

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semi-Annual report dated September 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	38,420,935	—	38,420,935
Consumer Staples	—	12,302,722	—	12,302,722
Energy	—	18,263,698	—	18,263,698
Financials	8,009,868	77,962,049	—	85,971,917
Health Care	—	3,427,485	—	3,427,485
Industrials	—	48,330,230	—	48,330,230
Information Technology	7,410,821	32,677,327	—	40,088,148
Materials	—	17,932,258	—	17,932,258
Telecommunication Services	6,399,482	13,178,831	—	19,578,313
Utilities	—	10,605,839	—	10,605,839
Total Equity Securities	21,820,171	273,101,374	—	294,921,545
Investments in Securities	21,820,171	273,101,374	—	294,921,545
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	225,330	—	225,330
Liabilities
Forward Foreign Currency Exchange Contracts	—	(369,282)	—	(369,282)
Total	21,820,171	272,957,422	—	294,777,593

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

December 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 23.9%
Hotels, Restaurants & Leisure 8.3%
Las Vegas Sands Corp.	4,846,889	$223,732,396
Yum! Brands, Inc.	2,711,596	180,049,975
Total		403,782,371
Internet & Catalog Retail 7.5%
Amazon.com, Inc. (a)	782,841	196,602,689
priceline.com, Inc. (a)	273,377	169,821,792
Total		366,424,481
Textiles, Apparel & Luxury Goods 8.1%
lululemon athletica, Inc. (a)	2,375,947	181,118,440
Michael Kors Holdings Ltd. (a)	4,180,037	213,307,288
Total		394,425,728
TOTAL CONSUMER DISCRETIONARY		1,164,632,580
CONSUMER STAPLES 2.8%
Personal Products 2.8%
Estee Lauder Companies, Inc. (The), Class A	2,323,400	139,078,724
TOTAL CONSUMER STAPLES		139,078,724
ENERGY 7.0%
Energy Equipment & Services 3.9%
FMC Technologies, Inc. (a)	4,426,221	189,575,046
Oil, Gas & Consumable Fuels 3.1%
EOG Resources, Inc.	1,267,995	153,161,116
TOTAL ENERGY		342,736,162
FINANCIALS 2.8%
Capital Markets 2.8%
Franklin Resources, Inc.	1,073,711	134,965,473
TOTAL FINANCIALS		134,965,473
HEALTH CARE 23.5%
Biotechnology 14.2%
Alexion Pharmaceuticals, Inc. (a)	1,770,479	166,088,635
Biogen Idec, Inc. (a)	1,066,576	156,434,702
Celgene Corp. (a)	2,632,735	207,248,899
Gilead Sciences, Inc. (a)	2,204,025	161,885,636
Total		691,657,872

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.3%
Edwards Lifesciences Corp. (a)	1,779,799	$160,484,476
Pharmaceuticals 6.0%
Allergan, Inc.	1,528,756	140,232,788
Novo Nordisk A/S, ADR	938,997	153,253,700
Total		293,486,488
TOTAL HEALTH CARE		1,145,628,836
INDUSTRIALS 5.1%
Aerospace & Defense 2.9%
Precision Castparts Corp.	738,487	139,884,207
Trading Companies & Distributors 2.2%
Fastenal Co.	2,329,620	108,769,958
TOTAL INDUSTRIALS		248,654,165
INFORMATION TECHNOLOGY 32.4%
Communications Equipment 4.0%
QUALCOMM, Inc.	3,149,790	195,349,976
Computers & Peripherals 3.5%
EMC Corp. (a)	6,711,979	169,813,069
Internet Software & Services 14.9%
Baidu, Inc., ADR (a)	1,881,467	188,692,325
Facebook, Inc., Class A (a)	6,775,550	180,432,897
Google, Inc., Class A (a)	219,340	155,593,216
LinkedIn Corp., Class A (a)	1,741,020	199,903,916
Total		724,622,354
IT Services 6.5%
Cognizant Technology Solutions Corp., Class A (a)	2,112,402	156,423,368
Visa, Inc., Class A	1,074,671	162,898,630
Total		319,321,998
Software 3.5%
Salesforce.com, Inc. (a)	1,022,234	171,837,535
TOTAL INFORMATION TECHNOLOGY		1,580,944,932

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.7%
Chemicals 1.7%
Monsanto Co.	858,921	$81,296,873
TOTAL MATERIALS		81,296,873
Total Common Stocks (Cost: $3,466,758,019)		$4,837,937,745

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.142% (b)(c)	49,275,545	$49,275,545
Total Money Market Funds (Cost: $49,275,545)		$49,275,545
Total Investments
(Cost: $3,516,033,564) (d)		$4,887,213,290(e)
Other Assets & Liabilities, Net		(11,096,079)
Net Assets		$4,876,117,211

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,320,898	1,360,834,082	(1,321,879,435)	49,275,545	70,265	49,275,545

(d)

At December 31, 2012, the cost of securities for federal income tax purposes was approximately $3,516,034,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,375,596,000
Unrealized Depreciation	(4,417,000)
Net Unrealized Appreciation	$1,371,179,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,164,632,580	—	—	1,164,632,580
Consumer Staples	139,078,724	—	—	139,078,724
Energy	342,736,162	—	—	342,736,162
Financials	134,965,473	—	—	134,965,473
Health Care	1,145,628,836	—	—	1,145,628,836
Industrials	248,654,165	—	—	248,654,165
Information Technology	1,580,944,932	—	—	1,580,944,932
Materials	81,296,873	—	—	81,296,873
Total Equity Securities	4,837,937,745	—	—	4,837,937,745
Other
Money Market Funds	49,275,545	—	—	49,275,545
Total Other	49,275,545	—	—	49,275,545
Total	4,887,213,290	—	—	4,887,213,290

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Active Portfolios – Select Large Cap Growth Fund

December 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CONSUMER DISCRETIONARY 22.7%
Hotels, Restaurants & Leisure 7.9%
Las Vegas Sands Corp.	974,723	$44,993,213
Yum! Brands, Inc.	528,002	35,059,333
Total		80,052,546
Internet & Catalog Retail 7.2%
Amazon.com, Inc. (a)	164,455	41,301,229
priceline.com, Inc. (a)	49,525	30,764,930
Total		72,066,159
Textiles, Apparel & Luxury Goods 7.6%
lululemon athletica, Inc. (a)	475,042	36,212,452
Michael Kors Holdings Ltd. (a)	796,951	40,668,409
Total		76,880,861
TOTAL CONSUMER DISCRETIONARY		228,999,566
CONSUMER STAPLES 2.9%
Personal Products 2.9%
Estee Lauder Companies, Inc. (The), Class A	494,787	29,617,950
TOTAL CONSUMER STAPLES		29,617,950
ENERGY 7.1%
Energy Equipment & Services 3.7%
FMC Technologies, Inc. (a)	886,602	37,973,164
Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc.	281,110	33,955,277
TOTAL ENERGY		71,928,441
FINANCIALS 2.8%
Capital Markets 2.8%
Franklin Resources, Inc.	222,760	28,000,932
TOTAL FINANCIALS		28,000,932
HEALTH CARE 22.8%
Biotechnology 13.2%
Alexion Pharmaceuticals, Inc. (a)	319,504	29,972,670
Biogen Idec, Inc. (a)	257,134	37,713,844
Celgene Corp. (a)	445,167	35,043,546
Gilead Sciences, Inc. (a)	415,894	30,547,414
Total		133,277,474

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.3%
Edwards Lifesciences Corp. (a)	367,487	$33,136,303
Pharmaceuticals 6.3%
Allergan, Inc.	341,705	31,344,600
Novo Nordisk A/S, ADR	197,148	32,176,525
Total		63,521,125
TOTAL HEALTH CARE		229,934,902
INDUSTRIALS 5.3%
Aerospace & Defense 3.1%
Precision Castparts Corp.	164,281	31,118,107
Trading Companies & Distributors 2.2%
Fastenal Co.	467,390	21,822,439
TOTAL INDUSTRIALS		52,940,546
INFORMATION TECHNOLOGY 33.6%
Communications Equipment 3.7%
QUALCOMM, Inc.	606,060	37,587,841
Computers & Peripherals 3.6%
EMC Corp. (a)	1,449,356	36,668,707
Internet Software & Services 15.0%
Baidu, Inc., ADR (a)	370,073	37,114,621
Facebook, Inc., Class A (a)	1,363,070	36,298,554
Google, Inc., Class A (a)	45,639	32,374,938
LinkedIn Corp., Class A (a)	393,817	45,218,068
Total		151,006,181
IT Services 7.3%
Cognizant Technology Solutions Corp., Class A (a)	444,587	32,921,667
Visa, Inc., Class A	264,776	40,134,746
Total		73,056,413
Software 4.0%
Salesforce.com, Inc. (a)	238,788	40,140,263
TOTAL INFORMATION TECHNOLOGY		338,459,405

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.7%
Chemicals 1.7%
Monsanto Co.	176,104	$16,668,244
TOTAL MATERIALS		16,668,244
Total Common Stocks (Cost: $962,781,307)		$996,549,986

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.142% (b)(c)	19,979,243	$19,979,243
Total Money Market Funds (Cost: $19,979,243)		$19,979,243
Total Investments
(Cost: $982,760,550) (d)		$1,016,529,229(e)
Other Assets & Liabilities, Net		(9,164,365)
Net Assets		$1,007,364,864

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	292,546,838	(272,587,595)	—	19,979,243	35,069	19,979,243

(d)

At December 31, 2012, the cost of securities for federal income tax purposes was approximately $982,760,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$68,161,000
Unrealized Depreciation	(34,392,000)
Net Unrealized Appreciation	$33,769,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	228,999,566	—	—	228,999,566
Consumer Staples	29,617,950	—	—	29,617,950
Energy	71,928,441	—	—	71,928,441
Financials	28,000,932	—	—	28,000,932
Health Care	229,934,902	—	—	229,934,902
Industrials	52,940,546	—	—	52,940,546
Information Technology	338,459,405	—	—	338,459,405
Materials	16,668,244	—	—	16,668,244
Total Equity Securities	996,549,986	—	—	996,549,986
Other
Money Market Funds	19,979,243	—	—	19,979,243
Total Other	19,979,243	—	—	19,979,243
Total	1,016,529,229	—	—	1,016,529,229

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 19, 2013